Taxation - Deferred tax assets and liabilities, others (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets and liabilities
Unrecognized deferred tax assets	€ 74.0	€ 125.0
Unrecognized deferred tax on investments in subsidiaries	75.0	80.0
MAP recognized a current tax asset	18.0
Uncertain tax treatments	€ 180.0	137.0
Spain
Deferred tax assets and liabilities
Tax deduction maturity term	18 years
Estimated period for application of entire amount of tax deduction	5 years
Uncertain tax treatments	€ 47.0
Tax rate (as a percent)	25.00%
US
Deferred tax assets and liabilities
Tax years subject to examination	3 years
Tax rate (as a percent)	22.00%
Germany
Deferred tax assets and liabilities
Tax years subject to examination	4 years
Ireland
Deferred tax assets and liabilities
Tax rate (as a percent)	12.50%
Additional taxation impact		€ 6.0
Hong Kong
Deferred tax assets and liabilities
Additional taxation impact	€ 0.2